SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) Customer Vendor $ / shares	Jun. 30, 2022 USD ($) Vendor	Jun. 30, 2023 USD ($) Customer Vendor Segment $ / shares	Jun. 30, 2022 USD ($) Vendor	Dec. 31, 2022 USD ($) Customer Vendor Segment $ / shares	Dec. 31, 2021 USD ($) Customer Vendor $ / shares	Mar. 05, 2023 USD ($)	Oct. 07, 2022 $ / shares	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Cash and cash equivalents	$ 32,952,000		$ 32,952,000		$ 17,781,000	$ 25,586,000
Working capital			$ 30,592,000		32,923,000
Loan amount							$ 100,000
Cash equivalents					0	0
Restricted cash					$ 0
Period within which payment is due from customers			30 – 90 days		30-60 days
Allowance for doubtful accounts	131,000		$ 131,000		$ 90,000	50,000
Depreciation expense	296,000	$ 197,000	593,000	$ 389,000	891,000	617,000
Customer deposits	152,000		152,000		238,000	434,000			$ 1,779,000
Shipping and handling costs	951,000	1,306,000	1,958,000	2,534,000	5,440,000	5,105,000
Warrant obilgation outstanding	329,000		$ 329,000		$ 328,000	$ 0
Number of vendors | Customer			2		3	2
Advertising expense	683,000	$ 481,000	$ 1,270,000	$ 1,262,000	$ 2,334,000	$ 1,690,000
Uncertain tax positions	128,000		$ 128,000		$ 128,000					$ 19,000
Number of operating segments | Segment			1		1
Cash and cash equivalents	32,952,000		$ 32,952,000
Repayment to related party	$ 221,000		221,000		$ 221,000
Revenues			$ 434
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Product Information [Line Items]
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage			22.00%		18.00%	42.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage			20.00%		10.00%	16.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk, percentage					10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer					1
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage					22.00%
Total Purchases [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer					1
Number of vendors | Vendor	1	2	1	1	1	3
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	17.00%	22.00%	26.00%	28.00%	27.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage		15.00%				10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk, percentage						10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage					61.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer			2
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage					61.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage			56.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Sales [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer	1		1
Sales [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage			26.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	27.00%	15.00%		11.00%
Minimum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs			30 days		30 days
Term of product warranty provided			5 years		5 years
Maximum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs			90 days		60 days
Term of product warranty provided			10 years		10 years
Senior Secured Term Loan Facility [Member] | Term Loan [Member]
Product Information [Line Items]
Loan amount	$ 75,000,000		$ 75,000,000		$ 75,000,000